Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventories

Inventories consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Raw materials and packing materials	39,482	32,218
Products	378,801	396,810
Less: impairment allowance	(66,193)	(42,974)
Inventories	352,090	386,054